UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BAM Capital, LLC

Address:   18 Swan Road
           Mahwah, NJ 07430


Form 13F File Number: 28-11852


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Hal Mintz
Title:  Managing Member
Phone:  (646) 307-4500

Signature,  Place,  and  Date  of  Signing:

/s/ Hal Mintz                      Mahwah, NJ                         5/16/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $      149,167
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-13503             Ross Berman
----  --------------------  ----------------------------------------------------
2     028-13502             Hal Mintz
----  --------------------  ----------------------------------------------------
3     028-13504             BAM Management, LLC
----  --------------------  ----------------------------------------------------

Notes on Information Table:

(1) Information provided in Column 2 refers in each case to the underlying instrument.
(2) The value of shares provided in
Column 4 refers, in the case of options, to the value of shares underlying the options.
(3) Number of shares provided in Column 5 refers, in the case of options, to the number of shares underlying the options.
(4) Voting
authority in Column 8 refers, in the case of options, to the number of shares underlying the options. It should be noted that unexercised options, and exercised put options, confer no voting authority.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- -------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS SOLE  SHARED   NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ---- --------- ----
AMARIN CORP PLC              SPONS ADR NEW  023111206    1,067   146,100     PUT  DEFINED    1,2,3       0   146,100    0
AMARIN CORP PLC              SPONS ADR NEW  023111206   13,774 1,886,800     CALL DEFINED    1,2,3       0 1,886,800    0
AMARIN CORP PLC              SPONS ADR NEW  023111206      187    25,671 SH       DEFINED    1,2,3       0    25,671    0
BIODEL INC                   COM            09064M105       42    19,800     CALL DEFINED    1,2,3       0    19,800    0
CELGENE CORP                 COM            151020104    8,931   155,100     PUT  DEFINED    1,2,3       0   155,100    0
CELGENE CORP                 COM            151020104    6,599   114,600     CALL DEFINED    1,2,3       0   114,600    0
CERNER CORP                  COM            156782104    1,245    11,200     PUT  DEFINED    1,2,3       0    11,200    0
DELCATH SYS INC              COM            24661P104    4,867   661,300     PUT  DEFINED    1,2,3       0   661,300    0
DELCATH SYS INC              COM            24661P104    1,494   203,000 SH       DEFINED    1,2,3       0   203,000    0
DELCATH SYS INC              COM            24661P104    1,590   216,100     CALL DEFINED    1,2,3       0   216,100    0
EDWARDS LIFESCIENCES CORP    COM            28176E108    8,309    95,500     CALL DEFINED    1,2,3       0    95,500    0
EDWARDS LIFESCIENCES CORP    COM            28176E108   12,354   142,000     PUT  DEFINED    1,2,3       0   142,000    0
ELAN PLC                     ADR            284131208      705   102,400     CALL DEFINED    1,2,3       0   102,400    0
HUMAN GENOME SCIENCES INC    COM            444903108      434    15,800     PUT  DEFINED    1,2,3       0    15,800    0
HUMAN GENOME SCIENCES INC    COM            444903108    8,345   304,000     CALL DEFINED    1,2,3       0   304,000    0
INSPIRE PHARMACEUTICALS INC  COM            457733103       68    17,100     CALL DEFINED    1,2,3       0    17,100    0
INTERMUNE INC                COM            45884X103   11,047   234,100     PUT  DEFINED    1,2,3       0   234,100    0
KERYX BIOPHARMACEUTICALS INC COM            492515101    3,085   616,900     PUT  DEFINED    1,2,3       0   616,900    0
KERYX BIOPHARMACEUTICALS INC COM            492515101    1,895   379,000     CALL DEFINED    1,2,3       0   379,000    0
KERYX BIOPHARMACEUTICALS INC COM            492515101      103    20,646 SH       DEFINED    1,2,3       0    20,646    0
MANNKIND CORP                COM            56400P201    6,413 1,761,700     CALL DEFINED    1,2,3       0 1,761,700    0
MANNKIND CORP                COM            56400P201      654   179,600     PUT  DEFINED    1,2,3       0   179,600    0
MANNKIND CORP                COM            56400P201      221    60,730 SH       DEFINED    1,2,3       0    60,730    0
MELA SCIENCES INC            COM            55277R100        5     1,400     PUT  DEFINED    1,2,3       0     1,400    0
MELA SCIENCES INC            COM            55277R100    2,167   615,700     CALL DEFINED    1,2,3       0   615,700    0
ONYX PHARMACEUTICALS INC     COM            683399109      507    14,400     PUT  DEFINED    1,2,3       0    14,400    0
OPTIMER PHARMACEUTICALS INC  COM            68401H104    4,978   420,800     CALL DEFINED    1,2,3       0   420,800    0
OPTIMER PHARMACEUTICALS INC  COM            68401H104    2,134   180,400     PUT  DEFINED    1,2,3       0   180,400    0
OREXIGEN THERAPEUTICS INC    COM            686164104      855   301,100     CALL DEFINED    1,2,3       0   301,100    0
SAVIENT PHARMACEUTICALS INC  COM            80517Q100    1,852   174,700     CALL DEFINED    1,2,3       0   174,700    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    1,982    39,500     PUT  DEFINED    1,2,3       0    39,500    0
TIVO INC                     COM            888706108    1,355   154,800     CALL DEFINED    1,2,3       0   154,800    0
TIVO INC                     COM            888706108    9,384 1,072,400     PUT  DEFINED    1,2,3       0 1,072,400    0
TIVO INC                     COM            888706108    5,513   630,000 SH       DEFINED    1,2,3       0   630,000    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    9,684   144,500     PUT  DEFINED    1,2,3       0   144,500    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    2,433    36,308 SH       DEFINED    1,2,3       0    36,308    0
UNITED THERAPEUTICS CORP DEL COM            91307C102    1,917    28,600     CALL DEFINED    1,2,3       0    28,600    0
VIVUS INC                    COM            928551100    4,526   731,100     PUT  DEFINED    1,2,3       0   731,100    0
VIVUS INC                    COM            928551100        6     1,000     CALL DEFINED    1,2,3       0     1,000    0
VIVUS INC                    COM            928551100    1,965   317,528 SH       DEFINED    1,2,3       0   317,528    0
XENOPORT INC                 COM            98411C100    2,431   410,000     PUT  DEFINED    1,2,3       0   410,000    0
XENOPORT INC                 COM            98411C100    1,567   264,218 SH       DEFINED    1,2,3       0   264,218    0
XENOPORT INC                 COM            98411C100      477    80,500     CALL DEFINED    1,2,3       0    80,500    0